Affiliated companies and variable interest entities	12 Months Ended
Mar. 31, 2020
Affiliated companies and variable interest entities
11. Affiliated companies and variable interest entities:
Investments in and transactions with affiliated companies -
Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2019	2020
Current assets	13,555,478	16,551,569
Noncurrent assets	12,464,250	14,869,913

Total assets	26,019,728	31,421,482

Current liabilities	8,322,336	9,819,357
Long-term liabilities and noncontrolling interests	6,398,659	9,421,112
Affiliated companies accounted for by the equity method shareholders’ equity	11,298,733	12,181,013

Total liabilities and shareholders’ equity	26,019,728	31,421,482

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	3,313,703	4,090,790

Number of affiliated companies accounted for by the equity method at end of period	63	72

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Net revenues	30,680,535	32,200,711	35,340,807

Gross profit	4,065,344	4,070,621	4,315,967

Net income attributable to affiliated companies accounted for by the equity method	1,344,687	857,832	841,938

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	470,083	360,066	271,152

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2019	2020
Denso Corporation	24.5%	24.5%
Subaru Corporation	—	20.0%
Toyota Industries Corporation	24.9%	24.9%
Aisin Seiki Co., Ltd.	24.9%	24.9%
Toyota Tsusho Corporation	22.0%	22.0%
Certain affiliated companies accounted for by the equity method with carrying amounts of ¥2,430,251 million and ¥2,895,656 million at March 31, 2019 and 2020, respectively, were quoted on various established markets at an aggregate value of ¥2,513,886 million and ¥2,247,107 million, respectively. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2018, 2019 and 2020.
Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2019	2020
Trade accounts and notes receivable, and other receivables	362,831	357,849
Accounts payable and other payables	845,755	780,935

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Net revenues	2,004,632	2,213,236	2,423,338
Purchases	5,749,430	6,431,464	6,781,279
Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2018, 2019 and 2020 were ¥196,403 million, ¥204,322 million and ¥208,950 million, respectively.
Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.
Variable Interest Entities -
Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables and vehicles on operating leases related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.
Related to securitization transactions, ¥1,872,564 million and ¥1,906,256 million retail finance receivables, ¥609,694 million and ¥621,633 million vehicles on operating leases, ¥131,804 million and ¥140,750 million restricted cash and ¥1,893,073 million and ¥1,979,563 million secured debt were included in Toyota’s consolidated financial statements as of March 31, 2019 and 2020, respectively. The creditors of the VIEs do not have recourse to Toyota’s general credit with the exception of debts guaranteed by Toyota. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions
.
Toyota has variable interests in investment trusts that are VIEs and debt securities issued by a VIE. With respect to some of the investment trusts, Toyota has both the obligation to absorb losses of or the right to receive benefits from the VIEs that could potentially be significant to the VIEs and the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance through the asset manager. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs. Related to such investment trusts, ¥2,790,679 million and ¥2,767,681 million marketable securities and other securities investments were included in Toyota’s consolidated financial statements as of March 31, 2019 and 2020.
As for other VIEs, Toyota determined that it was not the primary beneficiary due to lack of the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and, therefore, does not consolidate the VIEs. The investments are held at fair value and are included in “Marketable securities and other securities investments” in the accompanying consolidated balance sheets. The maximum exposure to loss is limited to the carrying value of its investment. The carrying value of the trusts totaled ¥22,001 million and
¥16,622
million as of March 31, 2019 and 2020, respectively. The carrying value of the debt securities totaled
¥351,945
million and
¥748,131
million as of March 31, 2019 and 2020, respectively. Toyota does not provide support that is not contractually required to the investments.
As for VIEs other than those specified above, neither the aggregate size nor Toyota’s involvements are material to Toyota’s consolidated financial statements.